Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) segment
Accounting Policies [Abstract]
Number of segments | segment		1
Impairment of long lived asset held for use	$ 0	$ 2,600,000
Impairment of real estate property	$ 41,500,000	$ 41,500,000